Note 9. Income Taxes	12 Months Ended
Apr. 30, 2016
Notes
Note 9. Income Taxes

NOTE 9.  Income Taxes

The Company has $1,039,212 of net operating losses carried forward to offset taxable income in future years which expire commencing in fiscal 2030.

The income tax benefit differs from the amount computed by applying the US federal income tax rate of 34% and the Canada federal and provincial tax rate of 26% to net loss before income taxes for the year ended April 30, 2016 and 2015 as a result of the following:

	2016 $	2015 $

Net loss before taxes	(125,638)	(797,865)
Statutory rate	34%	34%

Computed expected tax recovery	(42,717)	(271,274)
Permanent differences and other	2,343	178,159
Change in valuation allowance	40,374	93,115

Income tax provision	–	–

The significant components of deferred income tax assets and liabilities as at April 30, 2016 and 2015 after applying enacted corporate income tax rates are as follows:

	2016 $	2015 $

Net operating losses carried forward	353,332	312,958

Total gross deferred income tax assets	353,332	312,958
Valuation allowance	(353,332)	(312,958)

Net deferred tax asset	–	–